INTANGIBLE ASSETS—NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS—NET	INTANGIBLE ASSETS—NET
Intangible assets, net consisted of the following as of December 31, 2022 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,328	$(17,840)	$541,488
Customer relationships	11	36,000	(1,349)	34,651
Supply agreement	5	38,900	(3,325)	35,575
Formulations	8	28,900	(1,526)	27,374
Patents	20	80	(3)	77
Total		$663,208	$(24,043)	$639,165
Intangible assets, net consisted of the following as of December 31, 2021 (Predecessor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	10	$46,004	$(17,842)	$28,162
Customer relationships	10	39,370	(16,404)	22,966
Supply agreement	10	25,570	(10,654)	14,916
Formulations	10	22,863	(9,592)	13,271
Patents	20	270	(11)	259
Total		$134,077	$(54,503)	$79,574
Amortization expense for the period from July 28 to December 31, 2022 (Successor Period), period from January 1, 2022 to July 27, 2022 (Predecessor Period), and the years ended December 31, 2021 and 2020 (Predecessor Period), was $24.0 million, $7.7 million, $13.5 million, and $13.3 million, respectively.
Expected amortization for each of the years between 2023 through 2027, and thereafter are as follows:
(In thousands)

Years ending December 31
2023	$56,675
2024	56,675
2025	56,675
2026	56,675
2027	53,350
Thereafter	359,115
$639,165